UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2009 (Unaudited)
Brandes Institutional Global Equity Fund

	Shares	Value
COMMON STOCKS - 98.40%
Automobiles - 2.34%
DaimlerChrysler AG	5,300	$191,678
Honda Motor Co. Ltd.	8,700	240,224
Toyota Motor Corp.	7,300	278,103
		710,005
Building Products - 0.46%
Masco Corp.	14,500	138,910
Chemicals - 4.37%
Akzo Nobel N.V.	8,200	360,748
Dow Chemical Co.	34,833	562,205
EI Du Pont de Nemours & Co.	16,000	409,920
		1,332,873
Commercial Banks - 8.28%
BB&T Corp.	5,100	112,098
Fifth Third Bancorp	19,700	139,870
HSBC Holdings Plc	16,476	136,208
Intesa Sanpaolo SpA (a)	50,000	160,978
KeyCorp	23,500	123,140
Mitsubishi UFJ Financial Group, Inc.	67,000	415,903
Mizuho Financial Group, Inc.	82,000	192,370
PNC Financial Services Group	7,270	282,149
Regions Financial Corp.	25,030	101,121
Royal Bank of Scotland Group Plc (a)	68,700	43,673
Sumitomo Mitsui Financial Group, Inc.	7,700	314,123
SunTrust Banks, Inc.	9,100	149,695
Wells Fargo & Co.	14,548	352,934
		2,524,262
Communications Equipment - 6.96%
Alcatel-Lucent S.A. (a)	118,100	296,232
Cisco Systems, Inc. (a)	23,030	429,279
Ericsson (L.M.) Telephone	49,700	487,681
Motorola, Inc.	70,000	464,100
Nokia OYJ	30,300	443,769
		2,121,061
Computers & Peripherals - 1.90%
Dell, Inc. (a)	42,260	580,230
Consumer Finance - 1.08%
American Express Co.	14,200	330,008
Diversified Financial Services - 1.84%
Bank of America Corp.	31,732	418,862
CIT Group, Inc.	21,600	46,440
CIT Group, Inc. (c)	44,545	95,772
		561,074
Diversified Telecommunication Services - 15.84%
AT&T, Inc.	25,300	628,452
Deutsche Telekom AG	68,000	801,313
France Telecom S.A.	22,404	507,903
Nippon Telegraph & Telephone Corp.	14,700	598,163
Portugal Telecom SGPS, S.A.	26,600	260,130
Telecom Italia Savings Shares SpA	748,700	734,699
Telefonica S.A.	19,100	431,929
Telefonos de Mexico S.A - Class L - ADR	10,900	176,689
Verizon Communications, Inc.	22,400	688,352
		4,827,630
Electronic Equipment, Instruments & Components - 2.40%
Fuji Film Holdings Corp.	14,000	444,698
Hitachi Ltd.	30,000	93,735
Tyco Electronics Ltd.	10,300	191,477
		729,910
Food & Staples Retailing - 7.93%
Carrefour S.A.	14,600	623,055
J Sainsbury Plc	46,300	238,420
Koninklijke Ahold N.V.	21,700	249,138
The Kroger Co.	17,200	379,260
Safeway, Inc.	19,500	397,215
Seven & I Holdings Co. Ltd.	6,400	150,807
Supervalu, Inc.	13,300	172,235
Wm. Morrison Supermarkets Plc	53,300	207,384
		2,417,514
Food Products - 2.92%
Sara Lee Corp.	29,300	285,968
Unilever N.V.	25,100	604,410
		890,378
Health Care Equipment & Supplies - 1.35%
Boston Scientific Corp. (a)	40,700	412,698
Household Durables - 1.26%
Sony Corp.	14,600	382,675
Industrial Conglomerates - 1.01%
General Electric Co.	26,340	308,705
Insurance - 3.94%
Aegon N.V.	44,500	273,619
Marsh & McLennan Companies, Inc.	11,100	223,443
Mitsui Sumitomo Insurance Group Ltd.	11,400	299,984
Sompo Japan Insurance, Inc.	22,000	147,527
Tokio Marine Holdings, Inc.	9,200	254,985
		1,199,558
Internet Software & Services - 1.22%
eBay, Inc. (a)	21,700	371,721
Media - 0.21%
Gannett Co, Inc.	17,500	62,475
Multiline Retail - 0.75%
Marks & Spencer Group Plc	45,300	228,054
Office Electronics - 2.31%
Canon, Inc.	13,800	452,670
Xerox Corp.	38,600	250,128
		702,798
Oil, Gas & Consumable Fuels - 2.57%
ENI SpA	14,800	349,845
Valero Energy Corp.	25,709	434,225
		784,070
Pharmaceuticals - 16.44%
Astellas Pharma, Inc.	4,400	156,205
AstraZeneca Plc	10,000	439,350
Bristol-Myers Squibb Co.	24,800	503,688
Daiichi Sankyo Co. Ltd.	8,000	143,499
GlaxoSmithKline Plc	20,400	358,610
Merck & Co., Inc.	15,130	423,035
Pfizer, Inc.	36,800	552,000
Sanofi-Aventis S.A.	10,600	622,620
Schering Plough Corporation	31,300	786,256
Takeda Pharmaceutical Co. Ltd.	7,200	281,019
Wyeth	16,400	744,396
		5,010,678
Semiconductors & Semiconductor Equipment - 5.93%
Intel Corp.	36,500	604,075
Micron Technology, Inc. (a)	29,700	150,282
STMicroelectronics N.V.	26,300	196,762
Texas Instruments, Inc.	34,100	726,330
Tokyo Electron Ltd.	2,700	130,887
		1,808,336
Software - 2.26%
Microsoft Corp.	29,000	689,330
Specialty Retail - 2.83%
The Home Depot, Inc.	22,000	519,860
Lowe's Cos, Inc.	17,700	343,557
		863,417
TOTAL COMMON STOCKS (Cost $31,724,874)		$29,988,370

PREFERRED STOCKS - 0.53%
Diversified Financial Services - 0.53%
Citigroup, Inc. 8.125%	8,653	$161,638
TOTAL PREFERRED STOCKS (Cost $146,000)		$161,638
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.36%
State Street Bank & Trust Repurchase Agreement (Dated 06/30/2009),	$414,989	$414,989
due 07/01/2009, 0.01%, [Collateralized by $425,000 United States
Treasury Bill, 10/01/2009, (Market Value $424,793)] (proceeds
$414,989)
TOTAL SHORT TERM INVESTMENTS (Cost $414,989)		$414,989

Total Investments (Cost $32,285,863) (b) - 100.29%		$30,564,997
Liabilities in Excess of Other Assets - (0.29)%		(89,808)
TOTAL NET ASSETS - 100.00%		$30,475,189

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See Note 1 of the Notes to the Schedule of Investments.
(c)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified" institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $95,772 which represents 0.31% of total net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2009 (Unaudited)
Brandes Institutional International Equity Fund

	Shares	Value
COMMON STOCKS - 100.31%
Bermuda - 0.51%
XL Capital Ltd.	319,510	$3,661,585
Brazil - 1.60%
Brasil Telecom Participacoes S.A. - ADR	19,439	746,458
Centrais Electricas Brasileiras S.A. - ADR	534,830	7,797,821
Contax Participacoes S.A. - ADR (a)	115,700	156,530
Tele Norte Leste Participacoes S.A. - ADR	115,700	1,720,459
Telemig Celular Participacoes S.A. - ADR	3,524	178,737
TIM Participacoes S.A. - ADR	22,284	388,410
Vivo Participacoes S.A. - ADR	30,157	571,174
		11,559,589
Finland - 2.32%
Nokia OYJ	934,282	13,683,352
UPM-Kymmene Oyj	354,400	3,087,446
		16,770,798
France - 9.40%
Alcatel-Lucent S.A. (a)	3,031,400	7,603,697
Carrefour S.A.	341,776	14,585,281
Credit Agricole S.A.	321,101	3,998,278
Credit Agricole S.A. (c)	107,032	1,332,739
France Telecom S.A.	646,630	14,659,233
Natixis (a)	620,800	1,200,964
Natixis (a)(c)	968,448	1,873,504
Renault S.A. (a)	119,300	4,379,839
Sanofi-Aventis S.A.	311,335	18,287,104
		67,920,639
Germany - 9.62%
BASF SE	319,000	12,678,016
Bayerische Motoren Werke AG	101,659	3,827,740
DaimlerChrysler AG	148,700	5,377,840
Deutsche Post AG	831,100	10,825,531
Deutsche Telekom AG	1,996,500	23,526,788
Henkel Kgaa	301,000	9,386,852
Infineon Technologies AG (a)	944,900	3,413,320
Infineon Technologies AG (a)(c)	143,800	519,458
		69,555,545
Italy - 7.04%
ENI SpA	440,800	10,419,708
Intesa Sanpaolo SpA (a)	2,642,950	8,509,140
Italcementi SpA	526,700	3,092,237
Telecom Italia Savings Shares SpA	9,083,350	8,913,490
Telecom Italia SpA	9,334,973	12,899,217
Unicredito Italiano SpA (a)	1,495,369	3,765,536
Unipol Gruppo Finanziario SpA (a)	4,197,900	3,262,540
		50,861,868
Japan - 31.42%
The 77 Bank, Ltd.	246,000	1,435,117
Aiful Corp.	537,500	2,069,990
Akita Bank Ltd.	327,000	1,245,747
Astellas Pharma, Inc.	252,400	8,960,482
Canon, Inc.	363,000	11,907,199
Chuo Mitsui Trust Holdings, Inc.	1,040,000	3,983,599
Dai Nippon Printing Co. Ltd.	426,000	5,854,819
Daiichi Sankyo Co. Ltd.	472,202	8,470,079
Fuji Film Holdings Corp.	373,600	11,867,089
Hitachi Ltd.	1,217,800	3,805,032
Japan Tobacco, Inc.	2,781	8,718,140
Mitsubishi UFJ Financial Group, Inc.	2,471,000	15,338,745
Mitsui Sumitomo Insurance Group Ltd.	441,999	11,630,949
Mizuho Financial Group, Inc.	4,530,000	10,627,290
NEC Corp. (a)	2,058,000	8,096,559
Nippon Telegraph & Telephone Corp.	563,300	22,921,430
Nissan Motor Co., Ltd.	404,100	2,458,116
Ono Pharmaceutical Co. Ltd.	161,600	7,162,838
Rohm Co. Ltd.	148,200	10,814,823
San-In Godo Bank, Ltd.	116,000	1,003,042
Seven & I Holdings Co. Ltd.	339,600	8,002,201
Sompo Japan Insurance, Inc.	1,012,000	6,786,236
Sony Corp.	311,800	8,172,471
Sumitomo Mitsui Financial Group, Inc.	189,300	7,722,520
Taisho Pharmaceutical Co. Ltd.	260,000	4,930,918
Takeda Pharmaceutical Co. Ltd.	238,500	9,308,766
Takefuji Corp.	385,870	2,114,905
TDK Corp.	147,400	6,946,551
Tokio Marine Holdings, Inc.	379,200	10,509,825
Toyota Motor Corp.	112,000	4,266,777
		227,132,255
Mexico - 1.92%
Cemex S.A. de C.V. - ADR (a)	254,800	2,379,832
Telefonos de Mexico S.A.- Class L - ADR	397,680	6,446,393
Telmex Internacional S.A.- Class L - ADR	397,680	5,030,652
		13,856,877
Netherlands - 9.12%
Aegon N.V.	1,827,662	11,237,802
Akzo Nobel N.V.	155,700	6,849,813
Koninklijke Ahold N.V.	1,105,652	12,693,984
SNS Reaal (c)	176,335	984,545
STMicroelectronics N.V.	1,236,900	9,253,802
Unilever N.V.	782,004	18,830,715
Wolters Kluwer N.V.	348,381	6,084,674
		65,935,335
New Zealand - 0.38%
Telecom Corp. of New Zealand Ltd.	1,551,254	2,732,367
Portugal - 1.82%
Portugal Telecom SGPS, S.A.	1,347,517	13,177,814
Singapore - 0.28%
Flextronics International Ltd. (a)	494,600	2,032,806
South Korea - 2.28%
Korea Electric Power Corp. - ADR (a)	553,200	6,361,800
KT Corp. - ADR	184,300	2,646,548
SK Telecom Co., Ltd. - ADR	495,300	7,503,795
		16,512,143
Spain - 2.06%
Telefonica S.A.	657,301	14,864,262
Switzerland - 4.29%
Holcim Ltd. (a)	104,160	5,914,750
Swiss Reinsurance	218,200	7,217,439
Swisscom AG	28,700	8,809,029
Tyco Electronics Ltd.	490,372	9,116,015
		31,057,233
United Kingdom - 16.25%
AstraZeneca Plc	479,643	21,073,106
Barclays Plc	2,148,921	10,005,176
BP Plc	619,760	4,871,779
British Sky Broadcasting Group Plc	802,600	6,007,979
GlaxoSmithKline Plc	955,520	16,797,018
HSBC Holdings Plc	1,151,336	9,518,229
ITV Plc	8,228,300	4,738,011
J Sainsbury Plc	1,642,500	8,457,998
Kingfisher Plc	3,294,300	9,636,355
Marks & Spencer Group Plc	1,844,419	9,285,363
Royal Bank of Scotland Group Plc (a)	2,770,949	1,761,503
Royal Bank of Scotland Group Plc (a)(c)	60,770	38,632
Wm. Morrison Supermarkets Plc	2,787,211	10,844,733
Wolseley Plc (a)(c)	231,930	4,418,585
		117,454,467
TOTAL COMMON STOCKS (Cost $979,246,064)		$725,085,583

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.60%
State Street Bank & Trust Repurchase Agreement (Dated 06/30/2009),	$4,337,986	$4,337,986
due 07/01/2009, 0.01%, [Collateralized by $4,430,000 United States
Treasury Bill, 10/01/2009, (Market Value $4,427,847)] (proceeds
$4,337,987)
TOTAL SHORT TERM INVESTMENTS (Cost $4,337,986)		$4,337,986

Total Investments (Cost $992,205,819) (b) - 100.91%		$729,423,569
Liabilities in Excess of Other Assets - (0.91)%		(6,580,949)
TOTAL NET ASSETS - 100.00%		$722,842,620

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See Note 1 of the Notes to the Schedule of Investments.
(c)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified" institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $9,167,463, which represents 1.27% of total net assets.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
June 30, 2009 (Unaudited)

Air Freight & Logistics	1.50%
Automobiles	2.81%
Chemicals	2.70%
Commercial Banks	11.53%
Commercial Services & Supplies	0.83%
Communications Equipment	2.94%
Computers & Peripherals	1.12%
Construction Materials	1.58%
Consumer Finance	0.58%
Diversified Financial Services	0.14%
Diversified Telecommunication Services	19.24%
Electric Utilities	1.96%
Electronic Equipment, Instruments & Components	4.67%
Food & Staples Retailing	7.55%
Food Products	2.60%
Household Durables	2.43%
Insurance	7.51%
Media	2.33%
Multiline Retail	1.28%
Office Electronics	1.65%
Oil, Gas & Consumable Fuels	2.12%
Paper & Forest Products	0.43%
Pharmaceuticals	13.14%
Semiconductors & Semiconductor Equipment	3.32%
Specialty Retail	1.33%
Tobacco	1.21%
Trading Companies & Distributors	0.61%
Wireless Telecommunication Services	1.20%
COMMON STOCKS	100.31%
SHORT TERM INVESTMENTS	0.60%
TOTAL INVESTMENTS	100.91%
Liabilities in Excess of Other Assets	-0.91%
TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2009 (Unaudited)
Brandes Institutional Core Plus Fixed Income Fund

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 19.94%
Federal Home Loan Mortgage - 9.84%
Federal Home Loan Mortgage Corp.
Pool #071210, 4.125%, 07/12/2010	$750,000	$779,217
Pool #A6-2161, 6.000%, 06/01/2037	273,759	286,041
Pool #A8-2394, 6.000%, 10/01/2038	139,696	145,955
Pool #G0-4581, 6.500%, 08/01/2038	440,005	468,107
Pool #A8-2297, 6.500%, 10/01/2038	275,586	293,188
		1,972,508
Federal National Mortgage Association - 10.10%
Federal National Mortgage Association
Pool #983606, 5.000%, 05/01/2023	560,099	580,423
Pool #988107, 5.000%, 08/01/2023	227,934	236,206
Pool #AA1069, 5.000%, 12/01/2023	261,181	270,659
Pool #969757, 5.500%, 02/01/2038	204,562	211,452
Pool #889982, 5.500%, 11/01/2038	700,900	724,548
		2,023,288
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,942,388)		$3,995,796

OTHER MORTGAGE RELATED SECURITIES - 10.81%
Collateralized Mortgage Obligations - 2.26%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	$48,915	$31,061
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 4.499%, 01/25/2035	610,000	404,422
Series 2006-AR14, 6.133%, 10/25/2036	21,216	17,804
		453,287
Near Prime Mortgage - 5.53%
Banc of America Funding Corp.
Series 2006-H, 6.063%, 09/20/2046	52,859	28,399
Bear Stearns Arm Trust
Series 2005-10, 4.650%, 10/25/2035	755,000	408,047
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.309%, 03/20/2036	37,318	17,385
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	41,370	34,123
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.609%, 06/25/2037	317,331	134,883
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.154%, 12/25/2035	366,842	250,135
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.616%, 11/25/2036	47,652	29,835
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	192,584	155,692
Series 2007-PA5, 6.250%, 11/25/2037	90,633	49,381
		1,107,880
Sub-Prime Mortgages - 3.02%
Accredited Mortgage Loan Trust
Series 2006-2, 0.464%, 09/25/2036	525,000	221,194
Countrywide Asset-Backed Certificates
Series 2004-10, 1.363%, 12/25/2034	55,206	7,588
Home Equity Loan Trust
Series 2007-FRE1, 0.444%, 08/25/2009	503,851	313,647
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.484%, 04/25/2036	98,396	62,952
Park Place Securities, Inc.
Series 2004-WWF1, 3.714%, 12/25/2034	11,166	328
		605,709
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $2,405,913)		$2,166,876

US GOVERNMENTS - 17.26%
Sovereign - 17.26%
United States Treasury Bonds
6.875%, 08/15/2025	$185,000	$242,379
United States Treasury Notes
4.000%, 03/15/2010	435,000	445,960
4.250%, 08/15/2014	1,915,000	2,065,209
4.500%, 02/15/2016	650,000	704,894
		3,458,442
TOTAL US GOVERNMENTS (Cost $3,463,916)		$3,458,442

	Shares	Value
PREFERRED STOCKS - 0.03%
Diversified Financial Services - 0.03%
Preferred Blocker, Inc., 7.000% (a)	16	$6,882
TOTAL PREFERRED STOCKS (COST $0)		$6,882
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.22%
Equipment - 0.22%
Airplanes Pass Through Trust
Series A-8, 0.830%, 03/15/2019	$23,235	$17,426
Series A-9, 1.011%, 03/15/2019	100,000	25,000
DVI Receivables Corp.
Series 03-1A3, 0.886%, 03/12/2011 (c)	21,722	760
		43,186
TOTAL ASSET BACKED SECURITIES (Cost $103,778)		$43,186

CORPORATE BONDS - 48.48%
Advertising - 0.68%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$155,000	$135,625
Automobile Parts & Equipment - 0.16%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	20,150
Lear Corp.
5.750%, 08/01/2014 (b)	40,000	10,200
Visteon Corp.
7.000%, 03/10/2014 (b)	65,000	1,950
		32,300
Banks & Thrifts - 5.56%
Banco Santander Chile
7.375%, 07/18/2012	23,700	25,389
Citigroup, Inc.
6.875%, 03/05/2038	235,000	207,544
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	133,963
Fleet Boston Corp.
7.375%, 12/01/2009	9,500	9,592
GMAC LLC
6.875%, 09/15/2011 (a)	75,000	65,625
7.500%, 12/31/2013 (a)	15,000	11,625
8.000%, 12/31/2018 (a)	18,000	11,430
HSBC Capital Funding LP
9.547%, 06/30/2010	50,000	46,600
JP Morgan Chase & Co.	165,000	144,391
7.900%, 04/30/2099
KeyCorp
6.500%, 05/14/2013	210,000	209,228
National City Corp.
4.900%, 01/15/2015	235,000	222,852
Regions Financing Trust II
6.625%, 05/01/2077	40,000	25,600
		1,113,839
Building Materials - 3.15%
Masco Corp.
6.125%, 10/03/2016	305,000	256,077
Mohawk Industries, Inc.
6.625%, 01/15/2016	180,000	159,944
USG Corp.
6.300%, 11/15/2016	290,000	214,600
		630,621
Commercial Services - 0.06%
Quebecor World Capital Corp.
6.125%, 11/15/2013 (b)	140,000	11,900
Diversified Financial Services - 6.69%
CIT Group, Inc.
7.625%, 11/30/2012	515,000	352,633
6.100%, 03/15/2067	105,000	39,826
Countrywide Financial Corp.
5.800%, 06/07/2012	455,000	457,835
Ford Motor Credit Co.
7.250%, 10/25/2011	170,000	147,040
International Lease Finance Corp.
6.625%, 11/15/2013	235,000	180,881
SLM Corp.
5.000%, 10/01/2013	200,000	161,771
		1,339,986
Electric Utilities - 5.08%
Arizona Pub Service Co.
8.750%, 03/01/2019	180,000	196,251
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	167,887
Consumers Energy Co.
6.700%, 09/15/2019	100,000	108,841
FirstEnergy Corp.
7.375%, 11/15/2031	85,000	80,228
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	244,388
Oncor Electric Delivery Co.
6.375%, 01/15/2015	30,000	31,369
7.000%, 09/01/2022	175,000	184,813
Public Service Co. of New Mexico
7.950%, 05/15/2018	5,000	4,854
		1,018,631
Electronics - 0.32%
Celestica, Inc.
7.625%, 07/01/2013	65,000	63,375
Energy - 0.57%
Valero Energy Corp.
9.375%, 03/15/2019	100,000	113,901
Equipment - 0.17%
Continental Airlines
Series 2007-1, 5.983%, 04/19/2022	40,000	33,000
FDIC Guaranteed - 7.65%
GMAC LLC
2.200%, 12/19/2012	500,000	497,985
Goldman Sacs Group, Inc.
3.250%, 06/15/2012	775,000	802,047
Wells Fargo & Company
3.000%, 12/09/2011	225,000	232,501
		1,532,533
Food, Beverage & Tobacco - 2.56%
Altria Group, Inc.
9.700%, 11/10/2018	150,000	171,967
Chiquita Brands International, Inc.
7.500%, 11/01/2014	70,000	58,800
Smithfield Foods, Inc.
7.750%, 07/01/2017	130,000	94,575
Tyson Foods, Inc.
7.850%, 04/01/2016	195,000	188,030
		513,372
Health Care Services - 2.11%
Tenet Healthcare Corp.
7.375%, 02/01/2013	470,000	423,000
Homebuilders - 3.19%
Centex Corp.
6.500%, 05/01/2016	80,000	72,400
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	120,000	58,800
Lennar Corp.
5.600%, 05/31/2015	150,000	118,125
Pulte Homes, Inc.
5.200%, 02/15/2015	340,000	283,900
Toll Brothers Finance Corp.
5.150%, 05/15/2015	120,000	106,245
		639,470
Insurance - 0.11%
Zurich Reinsurance Centre Holdings, Inc.
7.125%, 10/15/2023	29,000	22,634
Leisure Time - 0.28%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	65,000	56,794
Media - 2.36%
Comcast Corp.
5.850%, 11/15/2015	205,000	212,446
Historic TW, Inc.
9.125%, 01/15/2013	40,000	44,040
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	14,360
Viacom, Inc.
6.250%, 04/30/2016	65,000	64,036
6.875%, 04/30/2036	150,000	138,196
		473,078
Paper & Forest Products - 0.76%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013 (b)	80,000	6,000
Catalyst Paper Corp.
8.625%, 06/15/2011	245,000	147,000
		153,000
Pharmaceuticals - 0.67%
Schering-Plough Corp.
5.550%, 12/01/2013	35,000	37,595
Wyeth
5.500%, 02/01/2014	90,000	96,321
		133,916
Semiconductors - 0.00%
MagnaChip Semiconductor S.A.
8.000%, 12/15/2014 (c)	14,500	1
Technology, Equipment & Services - 1.64%
Unisys Corp.
12.500%, 01/15/2016	310,000	182,900
Xerox Corp.
8.250%, 05/15/2014	140,000	145,581
		328,481
Telecommunications - 4.72%
Citizens Communications Co.
9.250%, 05/15/2011	45,000	46,913
Nextel Communications, Inc.
5.950%, 03/15/2014	60,000	47,250
Sprint Nextel Corp.
6.000%, 12/01/2016	485,000	396,487
Verizon New York, Inc.
6.875%, 04/01/2012	430,000	455,726
		946,376
TOTAL CORPORATE BONDS (Cost $9,851,272)		$9,715,833

SHORT TERM INVESTMENTS - 4.84%
State Street Bank & Trust Repurchase Agreement (Dated 06/30/2009),	$970,679	$970,679
due 07/01/2009, 0.01%, [Collateralized by $995,000 United States
Treasury Bill, 10/01/2009, (Market Value $994,516)] (proceeds
$970,679)
TOTAL SHORT TERM INVESTMENTS (Cost $970,679)		$970,679

Total Investments (Cost $20,737,946) (d) - 101.58%		$20,357,694
Liabilities in Excess of Other Assets - (1.58)%		(317,264)
TOTAL NET ASSETS - 100.00%		$20,040,430

Percentages are stated as a percent of net assets.

(a)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $95,562, which represents 0.48% of total net assets.
(b)	In default.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $760 or 0.00% of the Fund's net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See Note 1 of the Notes to the Schedule of Investments.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2009 (Unaudited)
Brandes Institutional Enhanced Income Fund

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 10.93%
Federal Home Loan Mortgage - 5.60%
Federal Home Loan Mortgage Corp.
Pool #A8-2394, 6.000%, 10/01/2038	$167,028	$174,512
Pool #A8-2297, 6.500%, 10/01/2038	174,667	185,823
		360,335
Federal National Mortgage Association - 5.33%
Federal National Mortgage Association
Pool #988107, 5.000%, 08/01/2023	269,377	279,152
Pool #969757, 5.500%, 02/01/2038	61,369	63,436
		342,588
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $682,144)		$702,923

OTHER MORTGAGE RELATED SECURITIES - 7.59%
Collateralized Mortgage Obligations - 0.48%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	48,915	$31,061

Near Prime Mortgage - 5.79%
Banc of America Funding Corp.
Series 2006-H, 6.063%, 09/20/2046	58,732	31,555
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 4.650%, 10/25/2035	100,000	54,046
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.310%, 03/20/2036	40,189	18,722
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	43,250	35,675
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.610%, 06/25/2037	114,239	48,558
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.150%, 12/25/2035	42,798	29,182
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.613%, 11/25/2036	52,946	33,149
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	83,075	67,161
Series 2007-PA5, 6.250%, 11/25/2037	99,696	54,319
		372,367
Sub-Prime Mortgages - 1.32%
Accredited Mortgage Loan Trust
Series 2006-2, 0.463%, 09/25/2036	75,000	31,599
Countrywide Asset-Backed Certificates
Series 2004-10, 1.363%, 12/25/2034	59,807	8,220
Home Equity Loan Trust
Series 2007-FRE1, 0.443%, 08/25/2009	71,979	44,807
		84,626
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $676,191)		$488,054

US GOVERNMENTS - 3.52%
Sovereign - 3.52%
United States Treasury Notes
4.250%, 08/15/2014	210,000	$226,472
TOTAL US GOVERNMENTS (Cost $227,828)		$226,472

	Shares	Value
COMMON STOCKS - 29.12%
Automobiles - 1.01%
Toyota Motor Corp.	1,700	$64,764
Chemicals - 1.44%
Dow Chemical Co.	5,740	92,644
Commercial Banks - 3.71%
Barclays Plc	4,528	21,082
Barclays Plc - ADR	1,630	30,057
HSBC Holdings Plc	8,074	66,745
Mitsubishi UFJ Financial Group, Inc.	9,400	58,351
Mizuho Financial Group, Inc.	26,600	62,403
		238,638
Communications Equipment - 2.78%
Alcatel-Lucent S.A. (a)	12,410	31,128
Ericsson (L.M.) Telephone	6,432	63,114
Nokia OYJ	5,800	84,946
		179,188
Computers & Peripherals - 1.43%
Dell, Inc. (a)	6,700	91,991
Diversified Financial Services - 0.74%
Bank of America Corp.	3,600	47,520
Diversified Telecommunication Services - 5.00%
Deutsche Telekom AG	6,400	75,418
France Telecom S.A.	2,400	54,408
Nippon Telegraph & Telephone Corp.	1,500	61,037
Telecom Italia SpA	54,800	75,724
Verizon Communications, Inc.	1,800	55,314
		321,901
Electric Utilities - 0.95%
Korea Electric Power (a)	1,330	30,955
Korea Electric Power Corp. - ADR (a)	2,600	29,900
		60,855
Food Products - 1.31%
Unilever Plc	3,600	84,339
Health Care Equipment & Supplies - 0.98%
Boston Scientific Corp. (a)	6,210	62,969
Oil, Gas & Consumable Fuels - 0.37%
ENI SpA	1,000	23,638
Pharmaceuticals - 5.02%
AstraZeneca Plc	1,600	70,296
Bristol-Myers Squibb Co.	2,500	50,775
GlaxoSmithKline Plc	3,200	56,253
Pfizer, Inc.	5,000	75,000
Sanofi-Aventis S.A.	1,200	70,485
		322,809
Semiconductors & Semiconductor Equipment - 1.28%
Intel Corp.	4,970	82,253
Software - 1.37%
Microsoft Corp.	3,700	87,949
Specialty Retail - 0.95%
The Home Depot, Inc.	2,600	61,438
Wireless Telecommunication Services - 0.78%
SK Telecom Co., Ltd. - ADR	3,300	49,995
TOTAL COMMON STOCKS (Cost $2,428,306)		$1,872,891

PREFERRED STOCKS - 0.54%
Diversified Financial Services - 0.54%
Citigroup, Inc. 8.125%	1,481	$27,665
Preferred Blocker, Inc. 7.000% (b)	16	6,882
TOTAL PREFERRED STOCKS (Cost $24,988)		$34,547
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.39%
Equipment - 0.39%
Airplanes Pass Through Trust
Series A-9, 0.869%, 03/15/2019	$100,000	$25,000
TOTAL ASSET BACKED SECURITIES (Cost $64,760)		$25,000

CORPORATE BONDS - 42.12%
Advertising - 0.82%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$60,000	$52,500
Automobile Parts & Equipment - 0.75%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	100,000	31,000
Lear Corp.
5.750%, 08/01/2014 (c)	55,000	14,025
Visteon Corp.
7.000%, 03/10/2014 (c)	100,000	3,000
		48,025
Banks & Thrifts - 5.86%
Citigroup, Inc.
6.875%, 03/05/2038	50,000	44,158
Fifth Third Bancorp
8.250%, 03/01/2038	45,000	34,448
GMAC LLC
6.875%, 09/15/2011 (b)	79,000	69,125
JP Morgan Chase & Co.
7.900%, 04/30/2099	50,000	43,755
KeyCorp
6.500%, 05/14/2013	65,000	64,761
National City Corp.
4.900%, 01/15/2015	100,000	94,831
Regions Financing Trust II
6.625%, 05/01/2077	40,000	25,600
		376,678
Building Materials - 2.03%
Masco Corp.
6.125%, 10/03/2016	55,000	46,178
Mohawk Industries, Inc.
6.625%, 01/15/2016	45,000	39,986
USG Corp.
6.300%, 11/15/2016	60,000	44,400
		130,564
Commercial Services - 0.11%
Quebecor World Capital Corp.
6.125%, 11/15/2013 (c)	85,000	7,225
Diversified Financial Services - 5.84%
CIT Group, Inc.
7.625%, 11/30/2012	55,000	37,661
6.100%, 03/15/2067	150,000	56,894
Countrywide Financial Corp.
5.800%, 06/07/2012	75,000	75,467
Ford Motor Credit Co.
7.250%, 10/25/2011	100,000	86,494
International Lease Finance Corp.
6.625%, 11/15/2013	55,000	42,334
SLM Corp.
5.000%, 10/01/2013	95,000	76,841
		375,691
Electric Utilities - 3.31%
Commonwealth Edison Co.
5.900%, 03/15/2036	55,000	52,765
Consumers Energy Co.
6.700%, 09/15/2019	30,000	32,652
Nisource Finance Corp.
5.250%, 09/15/2017	100,000	85,750
Oncor Electric Delivery Co.
6.375%, 01/15/2015	35,000	36,597
Public Service Co. of New Mexico
7.950%, 05/15/2018	5,000	4,854
		212,618
Electronics - 1.36%
Celestica, Inc.
7.625%, 07/01/2013	90,000	87,750
Energy - 0.53%
Valero Energy Corp.
9.375%, 03/15/2019	30,000	34,170
Equipment - 0.58%
Continental Airlines
Series 2007-1, 5.983%, 04/19/2022	45,000	37,125
FDIC Guaranteed - 6.75%
GMAC LLC
2.200%, 12/19/2012	150,000	149,623
Goldman Sacs Group, Inc.
3.250%, 06/15/2012	200,000	206,980
Wells Fargo & Company
3.000%, 12/09/2011	75,000	77,500
		434,103
Food, Beverage & Tobacco - 2.03%
Altria Group, Inc.
9.700%, 11/10/2018	30,000	34,393
Tyson Foods, Inc.
7.850%, 04/01/2016	100,000	96,426
		130,819
Homebuilders - 3.57%
Centex Corp.
6.500%, 05/01/2016	40,000	36,200
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	65,000	31,850
Pulte Homes, Inc.
5.200%, 02/15/2015	130,000	108,550
Toll Brothers Finance Corp.
5.150%, 05/15/2015	60,000	53,123
		229,723
Media - 2.75%
Comcast Corp.
5.850%, 11/15/2015	55,000	56,998
Historic TW, Inc.
9.125%, 01/15/2013	20,000	22,020
Viacom, Inc.
6.250%, 04/30/2016	85,000	83,738
6.875%, 04/30/2036	15,000	13,820
		176,576
Paper & Forest Products - 1.67%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013 (c)	110,000	8,250
Catalyst Paper Corp.
8.625%, 06/15/2011	165,000	99,000
		107,250
Pharmaceuticals - 1.41%
Wyeth
5.500%, 02/01/2014	85,000	90,970
Technology, Equipment & Services - 1.16%
Unisys Corp.
12.500%, 01/15/2016	65,000	38,350
Xerox Corp.
8.250%, 05/15/2014	35,000	36,395
		74,745
Telecommunications - 1.59%
Sprint Nextel Corp.
6.000%, 12/01/2016	125,000	102,188
TOTAL CORPORATE BONDS (Cost $3,158,149)		$2,708,720

SHORT TERM INVESTMENTS - 9.79%
Federal National Mortgage Association - 1.94%
Federal National Mortgage Association Discount Note
0.08%, 08/17/2009 (e)	$125,000	$124,987
Repurchase Agreements - 7.85%
State Street Bank & Trust Repurchase Agreement (Dated 06/30/2009),
due 07/01/2009, 0.01%, [Collateralized by $520,000 United States
Treasury Bill, 10/01/2009 (Market Value $519,747)] (proceeds
$504,769)	504,769	504,769
TOTAL SHORT TERM INVESTMENTS (Cost $629,756)		$629,756

Total Investments (Cost $7,892,122) (d) - 104.00%		$6,688,363
Liabilities in Excess of Other Assets - (4.00)%		(257,164)
TOTAL NET ASSETS - 100.00%		$6,431,199

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified" institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $76,007 which represents 1.18% of total net assets.
(c)	In default.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See Note 1 of the Notes to the Schedule of Investments.
(e)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2009 (Unaudited)
Brandes Separately Managed Account Reserve Trust

	Principal
	Amount	Value
OTHER MORTGAGE RELATED SECURITIES - 16.26%
Collateralized Mortgage Obligations - 1.75%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	$3,656,420	$2,321,831
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.130%, 10/25/2036	188,585	158,260
		2,480,091
Near Prime Mortgage - 7.97%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 4.650%, 10/25/2035	3,700,000	1,999,698
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.308%, 03/20/2036	1,900,343	885,297
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	2,399,435	1,979,159
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.560%, 06/25/2037	5,428,455	2,307,389
Merrill Lynch Mortgage Investors Trust
Series 2005-A9, 5.148%, 12/25/2035	1,668,520	1,137,697
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	3,749,718	3,031,412
		11,340,652
Sub-Prime Mortgages - 6.54%
Argent Securities, Inc.
Series 2004-W11, 1.510%, 11/25/2034	1,765,000	940,659
Countrywide Asset-Backed Certificates
Series 2004-10, 1.364%, 12/25/2034	3,367,568	462,837
Series 2004-13, 1.164%, 04/25/2035	1,810,000	609,046
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.260%, 10/25/2034	2,345,000	1,277,387
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.484%, 04/25/2036	4,191,681	2,681,773
Park Place Securities, Inc.
Series 2004-WWF1, 3.714%, 12/25/2034	1,641,444	48,141
Structured Asset Investment Loan Trust
Series A3, 0.694%, 07/25/2035	4,437,565	3,285,957
		9,305,800
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $35,318,340)		$23,126,543

	Shares	Value
COMMON STOCKS - 0.21%
Paper & Forest Products - 0.21%
Tembec, Inc. (a)	313,312	$150,845
Tembec, Inc. (a)(b)	299,387	144,140
		294,985
TOTAL COMMON STOCKS (Cost $7,095,182)		$294,985

	Shares	Value
PREFERRED STOCKS - 0.41%
Diversified Financial Services - 0.41%
Preferred Blocker, Inc., 7.000% (b)	1,363	$586,260
TOTAL PREFERRED STOCKS (Cost $0)		$586,260
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.38%
Equipment - 1.38%
Airplanes Pass Through Trust
Series A-8, 0.694%, 03/15/2019	$557,645	$418,234
Series A-9, 0.869%, 03/15/2019	2,965,000	741,250
DVI Receivables Corp.
Series 03-1A3, 0.821%, 03/12/2011 (c)	2,527,303	88,455
Lease Investment Flight Trust
Series A-1, 0.710%, 07/15/2031 (c)	3,285,000	722,700
		1,970,639
TOTAL ASSET BACKED SECURITIES (Cost $7,326,478)		$1,970,639

CORPORATE BONDS - 79.23%
Advertising - 3.27%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	5,320,000	$4,655,000
Automobile Parts & Equipment - 0.65%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	764,150
Lear Corp.
5.750%, 08/01/2014 (e)	300,000	76,500
Visteon Corp.
7.000%, 03/10/2014 (e)	2,845,000	85,350
		926,000
Banks & Thrifts - 12.52%
GMAC, LLC
6.875%, 09/15/2011 (b)	3,957,000	3,462,375
7.500%, 12/31/2013 (b)	1,029,000	797,475
6.750%, 12/01/2014 (b)	2,096,000	1,645,360
8.000%, 12/31/2018 (b)	1,235,000	784,225
JP Morgan Chase & Co.
7.900%, 04/30/2099	3,420,000	2,992,842
KeyCorp
6.500%, 05/14/2013	1,760,000	1,753,527
National City Corp.
4.900%, 01/15/2015	6,150,000	5,832,094
Regions Bank/Birmingham AL
7.500%, 05/15/2018	620,000	546,395
		17,814,293
Building Materials - 5.08%
Masco Corp.
6.125%, 10/03/2016	4,040,000	3,391,968
Mohawk Industries, Inc.
6.625%, 01/15/2016	2,120,000	1,883,789
USG Corp.
6.300%, 11/15/2016	2,635,000	1,949,900
		7,225,657
Commercial Services - 0.58%
Quebecor World Capital Corp.
6.125%, 11/15/2013 (e)	9,700,000	824,500
Diversified Financial Services - 13.84%
American General Finance Corp.
5.900%, 09/15/2012	2,425,000	1,447,369
CIT Group, Inc.
7.625%, 11/30/2012	4,375,000	2,995,764
6.100%, 03/15/2067	2,035,000	771,855
Countrywide Financial Corp.
5.800%, 06/07/2012	3,440,000	3,461,435
Ford Motor Credit Co.
7.250%, 10/25/2011	3,945,000	3,412,180
International Lease Finance Corp.
6.625%, 11/15/2013	5,230,000	4,025,573
SLM Corp.
5.000%, 10/01/2013	4,420,000	3,575,148
		19,689,324
Electric Utilities - 7.70%
Commonwealth Edison Co.
5.950%, 08/15/2016	1,355,000	1,408,872
Consumers Energy Co.
6.700%, 09/15/2019	1,690,000	1,839,420
FirstEnergy Corp.
7.375%, 11/15/2031	1,855,000	1,750,856
Nisource Finance Corp.
5.250%, 09/15/2017	2,140,000	1,835,052
Oncor Electric Delivery Co.
7.000%, 09/01/2022	3,900,000	4,118,681
		10,952,881
Electronics - 3.01%
Celestica, Inc.
7.625%, 07/01/2013	3,550,000	3,461,250
Sanmina-SCI Corp.
8.125%, 03/01/2016	1,120,000	816,200
		4,277,450
Energy - 1.35%
Valero Energy Corp.
9.375%, 03/15/2019	1,690,000	1,924,934
Food, Beverage & Tobacco - 3.89%
Chiquita Brands International, Inc.
7.500%, 11/01/2014	1,290,000	1,083,600
Tyson Foods, Inc.
7.850%, 04/01/2016	4,615,000	4,450,051
		5,533,651
Health Care Services - 2.72%
Tenet Healthcare Corp.
7.375%, 02/01/2013	4,300,000	3,870,000
Homebuilders - 10.16%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,438,975
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	4,520,000	2,214,800
Lennar Corp.
5.600%, 05/31/2015	4,275,000	3,366,562
Pulte Homes, Inc.
5.200%, 02/15/2015	3,205,000	2,676,175
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	3,749,576
		14,446,088
Insurance - 0.09%
Unum Group
7.625%, 03/01/2011	120,000	119,921
Leisure Time - 0.26%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	425,000	371,344
Media - 3.18%
Comcast Corp.
5.850%, 11/15/2015	1,235,000	1,279,858
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,029,152
Viacom, Inc.
6.250%, 04/30/2016	2,250,000	2,216,610
		4,525,620
Miscellaneous Manufacturing - 0.25%
Bombardier, Inc.
6.300%, 05/01/2014	400,000	350,000
Paper & Forest Products - 3.62%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013 (e)	3,950,000	296,250
Catalyst Paper Corp.
8.625%, 06/15/2011	4,950,000	2,970,000
Norske Skogindustrier ASA
7.000%, 06/26/2017	695,000	526,493
Tembec Industries, Inc.
7.319%, 02/12/2012	2,088,750	1,357,688
		5,150,431
Semiconductors - 0.00%
MagnaChip Semiconductor S.A.
8.000%, 12/15/2014 (e)	1,340,000	134
Technology, Equipment & Services - 2.21%
Unisys Corp.
12.500%, 01/15/2016	5,320,000	3,138,800
Telecommunications - 4.85%
Nextel Communications, Inc.
5.950%, 03/15/2014	5,035,000	3,965,062
Sprint Nextel Corp.
6.000%, 12/01/2016	2,225,000	1,818,938
Verizon New York, Inc.
6.875%, 04/01/2012	1,050,000	1,112,818
		6,896,818
TOTAL CORPORATE BONDS (Cost $138,451,711)		$112,692,846
Total Investments (Cost $188,191,711) (d) - 97.49%		$138,671,273
Other Assets in Excess of Liabilities - 2.51%		3,571,952
TOTAL NET ASSETS - 100.00%		$142,243,225

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified" institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $7,419,835, which represents 5.22% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $811,155 or 0.57%
of the Fund's net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See Note 1 of the Notes to the Schedule of Investments.
(e)	In default.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2009 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2009 for the Brandes Institutional Global Equity Fund, ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes Institutional Enhanced Income Fund ("Enhanced Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		Global Fund	International Fund	Core Plus Fund	Enhanced Fund	SMART Fund
	Cost of Investments	$ 32,285,863	$992,205,819	$ 20,737,946	$7,892,122	$188,191,711
	Gross unrealized appreciation	$ 1,781,425	$ 42,129,236	$ 473,981	$ 161,000	$ 6,747,494
	Gross unrealized depreciation	(3,502,291)	(304,911,486)	(854,233)	(1,364,759)	(56,267,932)
	Net unrealized appreciation	$ (1,720,866)	$ (262,782,250)	$ (380,252)	$ (1,203,759)	$ (49,520,438)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

● Level 1 - Quoted prices in active markets for identical securities.
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2009:

	Description		Level 1	Level 2	Level 3	Total

	Investments in Securities
	Global Fund
	Equity
		Consumer Discretionary	$ 2,363,244	$ -	$ -	$ 2,363,244
		Consumer Staples	3,800,116	-	-	3,800,116
		Energy	434,225	-	-	434,225
		Financials	6,100,642	-	-	6,100,642
		Health Care	4,648,947	-	-	4,648,947
		Industrials	1,670,036	-	-	1,670,036
		Information Technology	7,759,270	-	-	7,759,270
		Materials	972,125	-	-	972,125
		Telecommunication Services	2,401,403	-	-	2,401,403
	Total Equity		$ 30,150,008	$ -	$ -	$ 30,150,008
	Short Term Investments
		Repurchase Agreement	$ -	$ 414,989	$ -	$ 414,989

	Total Investments in Securities		$ 30,150,008	$ 414,989	$ -	$ 30,564,997

	International Fund
	Equity
		Consumer Discretionary	$ 58,346,148	$ -	$ -	$ 58,346,148
		Consumer Staples	91,519,904	-	-	91,519,904
		Energy	4,871,779	-	-	4,871,779
		Financials	118,947,822	-	-	118,947,822
		Health Care	75,707,949	-	-	75,707,949
		Industrials	21,098,935	-	-	21,098,935
		Information Technology	73,201,771	-	-	73,201,771
		Materials	25,707,512	-	-	25,707,512
		Telecommunication Services	255,683,763	-	-	255,683,763
	Total Equity		$ 725,085,583	$ -	$ -	$ 725,085,583
	Short Term Investments
		Repurchase Agreement	$ -	$ 4,337,986	$ -	$ 4,337,986

	Total Investments in Securities		$ 725,085,583	$ 4,337,986	$ -	$ 729,423,569

	Core Plus Fund
	Equity
		Diversified Financial Services	$ 6,882	$ -	$ -	$ 6,882
	Total Equity		$ 6,882	$ -	$ -	$ 6,882
	Fixed Income
		Asset Backed Security	$ -	$ 42,426	$ 760	$ 43,186
		Corporate Bond	-	9,715,833	-	9,715,833
		Government Security & Agency Issue	-	7,454,238	-	7,454,238
		Mortgage Backed Security	-	2,166,876	-	2,166,876
	Total Fixed Income		$ -	$ 19,379,373	$ 760	$ 19,380,133
	Short Term Investments
		Repurchase Agreement	$ -	$ 970,679	$ -	$ 970,679

	Total Investments in Securities		$ 6,882	$ 20,350,052	$ 760	$ 20,357,694

	Enhanced Fund
	Equity
		Consumer Discretionary	$ 190,273	$ -	$ -	$ 190,273
		Consumer Staples	84,339	-	-	84,339
		Financials	203,241	-	-	203,241
		Health Care	267,958	-	-	267,958
		Industrials	75,418	-	-	75,418
		Information Technology	534,025	-	-	534,025
		Materials	123,440	-	-	123,440
		Telecommunication Services	235,442	-	-	235,442
		Utilities	193,302	-	-	193,302
	Total Equity		$ 1,907,438	$ -	$ -	$ 1,907,438
	Fixed Income
		Asset Backed Security	$ -	$ 25,000	$ -	$ 25,000
		Corporate Bond	-	2,708,720	-	2,708,720
		Government Security & Agency Issue	-	929,395	-	929,395
		Mortgage Backed Security	-	488,054	-	488,054
	Total Fixed Income		$ -	$ 4,151,169	$ -	$ 4,151,169
	Short Term Investments
		Repurchase Agreement	$ -	$ 504,769	$ -	$ 504,769
		Demand Note	-	124,987	-	124,987
			$ -	$ 629,756	$ -	$ 629,756

	Total Investments in Securities		$ 1,907,438	$ 4,780,925	$ -	$ 6,688,363

	SMART Fund
	Equity
		Financials	$ 586,260	$ -	$ -	$ 586,260
		Materials	294,985	-	-	294,985
	Total Equity		$ 881,245	$ -	$ -	$ 881,245
	Fixed Income
		Asset Backed Security	$ -	$ 1,159,484	$ 811,155	$ 1,970,639
		Corporate Bond	-	112,692,846	-	112,692,846
		Mortgage Backed Security	-	23,126,543	-	23,126,543
	Total Fixed Income		$ -	$ 136,978,873	$ 811,155	$ 137,790,028

	Total Investments in Securities		$ 881,245	$ 136,978,873	$ 811,155	$ 138,671,273

	Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on October 1, 2008 to June 30, 2009:
			Core Plus Fund	SMART Fund
	Beginning Balance - 10/1/2008		$ 8,693	$ 2,194,040
	Net purchases/(sales)		(3,116)	(362,526)
	Transfers in/(out) of level 3		-	-
	Total realized and unrealized gains/(losses)		(7,763)	(1,276,700)
	Accrued accretion/(amortization)		2,946	256,341
	Ending Balance - June 30, 2009		$ 760	$ 811,155

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)     /s/ Debra McGinty-Poteet
 Debra McGinty-Poteet, President

Date       8/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Debra McGinty-Poteet
  Debra McGinty-Poteet, President

Date       8/24/2009

By (Signature and Title)*   /s/ Gary Iwamura
 Gary Iwamura, Treasurer

Date       8/24/2009

* Print the name and title of each signing officer under his or her signature.